Document and Entity Information	Jun. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2023
Entity Registrant Name	SURGALIGN HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38832
Entity Tax Identification Number	83-2540607
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	877
Local Phone Number	343-6832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, $0.001 par value
Trading Symbol	SRGAQ
Entity Emerging Growth Company	false
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001760173